ACCOUNTING POLICIES (Useful life of property, plant & equipment) (Details)	12 Months Ended
Dec. 31, 2018
Buildings and improvements | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment	P10Y
Buildings and improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment	P50Y
Production equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment	P5Y
Production equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment	P40Y
Vehicles, furniture and fixtures | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment	P3Y
Vehicles, furniture and fixtures | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment	P20Y